599 Lexington Avenue New York, NY 10022-6069 +1.212.848.4000

VIA EDGAR

December 17, 2018

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Victory Portfolios — Registration Statement on Form N-14

Ladies and Gentlemen:

Our client, Victory Portfolios (the “Registrant”), is today filing via EDGAR a Registration Statement on Form N-14 (the “Registration Statement”) to register shares to be issued in a proposed reorganization of each series of Harvest Volatility Edge Trust (each, a “Harvest Fund”) into the corresponding series identified below of the Registrant (each, a “Victory Fund”):

Harvest Fund	Victory Fund
Harvest Edge Absolute Fund	Victory Harvest Premium Absolute Fund
Harvest Edge Equity Fund	Victory Harvest Premium Large Cap Equity Fund
Harvest Edge Bond Fund	Victory Harvest Premium Bond Fund

The Registrant will file the required opinion relating to the legality of the shares being registered and the consent of the Registrant’s independent registered public accounting firm in a pre-effective amendment to the Registration Statement.  The Registrant has also undertaken to file the required tax opinion in a post-effective amendment to the Registration Statement within a reasonable time after the closing of each reorganization.  The Registrant does not intend to file pro forma financial statements of the combined entities.

After each reorganization, Victory Capital intends to employ the Harvest Funds’ current investment management team to manage the Victory Funds in accordance with substantially identical investment objectives and principal investment strategies, and subject to the substantially identical principal risks as each Harvest Fund.  Accordingly, the disclosures relating to the investment strategies and risks of the Victory Funds is substantially identical to those contained in the currently effective registration statement of the Harvest Funds, which was filed on December 12, 2017 (Accession No.: 0001193125-17-366592) and became effective on December 12, 2017 (Accession No.: 9999999995-17-003233).

We call to your attention that the Registrant proposes to disclose performance data for a privately offered predecessor fund to the Victory Harvest Premium Absolute Fund (the “Private Fund”).  The Private Fund was reorganized into the Harvest Edge Absolute Fund (the “Acquired Absolute Fund”) as of December 18, 2017, the date the Acquired Absolute Fund commenced operations.  As noted above, it is expected that the Acquired Absolute Fund will reorganize into the Victory Harvest Premium Absolute Fund.

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December 17, 2018

The Registrant believes that it is appropriate to include the historical performance of the Private Fund in the historical performance of the Victory Harvest Premium Absolute Fund for the same reasons that the Harvest Volatility Edge Trust believed it was appropriate to include this historical performance information for the Acquired Absolute Fund.  Among other things, the Private Fund was organized on May 14, 2009, commenced operations on October 1, 2009, and had an investment objective, strategies, policies, restrictions and guidelines that were, in all material respects, the same as those of the Acquired Absolute Fund.  The Private Fund was also managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Acquired Absolute Fund.  The Victory Harvest Premium Absolute Fund is also expected to have, in all material respects, the same investment objective, strategies, policies, restrictions and guidelines as those of the Acquired Absolute Fund.

The Registrant believes that the inclusion of performance data with respect to the Private Fund is consistent with Staff’s position in MassMutual Institutional Funds (SEC No-Action Letter, Sept. 28, 1995).  The Registrant also notes that the Acquired Absolute Fund included substantially identical disclosure about the historical performance of the Private Fund to that proposed to be included by the Registrant in the Registration Statement.

We also call to your attention the fact that the registration statement does not include any financial information concerning fees and expenses of the Harvest Funds.  The Registrant will include this information, based on the audited financial statements for the period ended October 31, 2018, by amendment.

No filing fee is due, in accordance with Section 24(f) of the Investment Company Act of 1940, as amended.

In accordance with Rule 473 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant will amend the Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant files a further amendment which specifically states that the Registration Statement shall become effective in accordance with section 8(a) of the Securities Act or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.

If you have any questions concerning the filing, please call me at 212-848-4100.

Very truly yours,

/s/ Jay G. Baris

Jay G. Baris

December 17, 2018

cc:

Leigh A. Wilson, Chairman
Christopher K. Dyer, Victory Capital Management Inc.
Erin G. Wagner, Victory Capital Management Inc.
Michael D. Policarpo, II, Victory Capital Management Inc.
Scott A. Stahorsky, Victory Capital Management Inc.
Colin Kinney, Victory Capital Management Inc.
Allan Shaer, Citi Fund Services Ohio, Inc.
Nathan J. Greene, Shearman & Sterling LLP
Matthew J. Kutner, Shearman & Sterling LLP